The adoption of IFRS 9 - Impact on the Group's balance sheet (Details) - GBP (£) £ in Millions		12 Months Ended
	Dec. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Impact on the balance sheet due to application IFRS 9
Reclassified value of loans and receivables under IAS 39 to fair value through profit or loss		£ 2,100
Increase in carrying value of financial assets measured at fair value through profit or loss category		583
Net increase to loan impairments under expected credit loss requirement		616
Provision for contingent liabilities and commitments		85
Assets
Cash and balances at central banks	£ 98,337	88,897	£ 98,337		£ 74,250
Trading assets	85,991	75,119	85,991
Derivatives	160,843	133,349	160,843
Settlement balances	2,517	2,928	2,517
Loans to banks - amortised cost	11,517	12,947	11,517
Loans to customers - amortised cost	310,116	305,089	310,116
Debt securities		30,016	27,510
Securities subject to repurchase agreements		9,890	13,717
Other financial assets excluding securities subject to repurchase agreements		49,595	38,212
Other financial assets	51,929	59,485	51,929
Intangible assets	6,543	6,616	6,543
Property, plant and equipment		4,351	4,602
Deferred tax (Note 7)		1,412	1,740
Other assets	10,263	9,805	10,263
Total assets	738,056	694,235	738,056		798,656
Liabilities
Bank deposits	30,396	23,297	30,396
Customer deposits	361,316	360,914	361,316
Debt securities in issue		903	1,107
Settlement balances	2,844	3,066	2,844
Trading liabilities	81,982	72,350	81,982
Derivatives	154,506	128,897	154,506
Other financial liabilities	30,326	39,732	30,326
Subordinated liabilities	12,722	10,535	12,722
Other liabilities	14,871	8,954	14,871
Total liabilities	688,963	647,745	688,963		749,252
Total equity	49,093	46,490	49,093		£ 49,404
Total liabilities and equity	738,056	£ 694,235	738,056
changes to presentation
Assets
Cash and balances at central banks			98,337
Loans and advances to banks			30,251
Loans and advances to customers			349,919
Debt securities			78,933
Equity shares			450
Settlement balances			2,517
Derivatives			160,843
Intangible assets			6,543
Property, plant and equipment			4,602
Deferred tax (Note 7)			1,740
Assets of disposal groups			195
Other assets			3,726
Total assets			738,056
Liabilities
Deposits by banks			46,898
Customer accounts			398,036
Debt securities in issue			30,559
Settlement balances			2,844
Short positions			28,527
Derivatives			154,506
Subordinated liabilities			12,722
Other liabilities			14,871
Total liabilities			688,963
Total equity			49,093
Total liabilities and equity			£ 738,056
Held-for-trading exported to trading assets/liabilities
Assets
Trading assets	85,991
Loans and advances to banks	(18,734)
Loans and advances to customers	(39,747)
Debt securities	(27,481)
Equity shares	(29)
Liabilities
Deposits by banks	(16,502)
Customer accounts	(36,720)
Debt securities in issue	(233)
Trading liabilities	81,982
Short positions	(28,527)
New presentation
Assets
Derivatives	160,843
Settlement balances	2,517
Loans and advances to banks	(11,517)
Loans to banks - amortised cost	11,517
Loans and advances to customers	(310,172)
Loans to customers - amortised cost	310,116
Debt securities	(51,452)
Equity shares	(421)
Other financial assets	51,929
Settlement balances	(2,517)
Derivatives	(160,843)
Property, plant and equipment	(4,602)
Deferred tax (Note 7)	1,740
Assets of disposal groups	(195)
Other assets	6,537
Liabilities
Deposits by banks	(30,396)
Bank deposits	30,396
Customer accounts	(361,316)
Customer deposits	361,316
Debt securities in issue	(30,326)
Other financial liabilities	£ 30,326
IFRS 9 impact
Assets
Cash and balances at central banks				£ 98,336
Trading assets				85,991
Derivatives				160,843
Settlement balances				2,517
Loans to banks - amortised cost				11,514
Loans to customers - amortised cost				307,401
Other financial assets				54,678
Intangible assets				6,543
Other assets				10,288
Total assets				738,111
Liabilities
Bank deposits				30,396
Customer deposits				361,316
Settlement balances				2,844
Trading liabilities				81,982
Derivatives				154,506
Other financial liabilities				30,326
Subordinated liabilities				12,722
Other liabilities				14,997
Total liabilities				689,089
Total equity				49,022
Total liabilities and equity				738,111
Classification & measurement
Assets
Loans to customers - amortised cost				(2,191)
Other financial assets				2,752
Total assets				561
Liabilities
Total equity				561
Total liabilities and equity				561
Expected credit losses
Assets
Cash and balances at central banks				(1)
Loans to banks - amortised cost				(3)
Loans to customers - amortised cost				(524)
Other financial assets				(3)
Total assets				(531)
Liabilities
Other liabilities				85
Total liabilities				85
Total equity				(616)
Total liabilities and equity				(531)
Tax
Assets
Other assets				25
Total assets				25
Liabilities
Other liabilities				41
Total liabilities				41
Total equity				(16)
Total liabilities and equity				£ 25